UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                --------------
Check here if Amendment [  ]; Amendment Number:
                                                -----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        SRB Corporation
             -----------------
Address:     125 High Street
             -----------------
             Boston, MA 02110
             -----------------

Form 13F File Number:  28-15030
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Frederick C. Childs
            -------------------
Title:      Vice President
            -------------------
Phone:      617-457-7527
            -------------------

Signature, Place, and Date of Signing:

/s/ Frederick C. Childs     Boston, MA     05/14/2013
-----------------------     ----------     ----------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name
     28-
     ------                   ----------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:             15
                                                    --------

Form 13F Information Table Value Total:             $404,577
                                                    --------
                                                    (thousands)

List of other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.     Form 13F File Number     Name

     1       28-15035                The Plymouth Rock Company Incorporated
     --      --------                --------------------------------------
     2       28-                     Palisades Safety and Insurance Association
     --      --------                ------------------------------------------
     [Repeat as necessary.]

                                                                  SRB CORPORATION
                                              FORM 13F INFORMATION TABLE AS OF MARCH 31, 2013
                                                                                                                VOTING AUTHORITY
                                                                                                                ----------------
                                   TITLE OF                  VALUE X      SHARES/    SH/ PUT/ INVSTMT   OTHER
NAME OF ISSUER                     CLASS          CUSIP      ($1000)      PRN AMT    PRN CALL DISCRETN  MGRS  SOLE      SHARED  NONE
--------------                     -------        ---------  -------      ---------  --- ---- --------  ----  -------   ------  ---
Coach Inc.                         COM            189754104   $9,543,841    190,915  SH       SHARED       1    190,915
Coach Inc.                         COM            189754104  $16,643,571    332,938  SH       SHARED    1, 2    332,938
First Republic Bank                COM            33616C100   $8,654,819    224,102  SH       SHARED       1    224,102
Intel Corp.                        COM            458140100  $19,370,682    886,936  SH       SHARED       1    886,936
Intel Corp.                        COM            458140100  $31,361,956  1,435,987  SH       SHARED    1, 2  1,435,987
Merck & Co Inc                     COM            58933Y105  $23,003,183    520,434  SH       SHARED       1    520,434
Merck & Co Inc                     COM            58933Y105  $40,862,016    924,480  SH       SHARED    1, 2    924,480
Microsoft Corp.                    COM            594918104  $19,584,689    684,540  SH       SHARED       1    684,540
Microsoft Corp.                    COM            594918104  $32,992,766  1,153,190  SH       SHARED    1, 2  1,153,190
Northeast Bancorp                  COM NEW        663904209   $3,370,467    357,041  SH       SHARED       1    357,041
Paychex Inc.                       COM            704326107   $8,235,594    234,900  SH       SHARED       1    234,900
Procter & Gamble Co.               COM            742718109   $2,626,975     34,090  SH       SHARED       1     34,090
Safety Insurance Group Inc.        COM            78648T100  $24,022,919    488,668  SH       SHARED       1    488,668
Safety Insurance Group Inc.        COM            78648T100  $47,001,729    956,097  SH       SHARED    1, 2    956,097
Target Corp.                       COM            87612E106  $20,223,416    295,448  SH       SHARED       1    295,448
Target Corp.                       COM            87612E106  $25,790,386    376,777  SH       SHARED    1, 2    376,777
Verisk Analytics Inc. Cl A         CL A           92345Y106  $14,181,843    230,150  SH       SHARED       1    230,150
Exxon Mobil Corp.                  COM            30231G102  $20,815,861    231,005  SH       SHARED       1    231,005
Exxon Mobil Corp.                  COM            30231G102  $12,812,741    142,190  SH       SHARED    1, 2    142,190
Enterprise Products Partners L.P.  COM            293792107   $8,748,079    145,100  SH       SHARED       1    145,100
Kinder Morgan Energy Partners L.P. UT LTD PARTNER 494550106   $7,917,714     88,200  SH       SHARED       1     88,200
Plains All American Pipeline L.P.  UNIT LTD PARTN 726503105   $6,811,488    120,600  SH       SHARED       1    120,600
